Related party disclosures	12 Months Ended
Dec. 31, 2024
Related party disclosures
Related party disclosures

19. Related party disclosures

The compensation of directors and management is reviewed annually by the independent Governance and Human Resources Committee against industry practices for oil and gas companies of similar size and scope.

The following table summarizes the compensation of directors and other members of key management personnel during the years ended December 31, 2024 and 2023:

	Year Ended
	Dec 31, 2024	Dec 31, 2023
Short-term benefits	4,326	5,451
Equity based compensation	6,372	8,015
Total compensation	10,698	13,466
Number of individuals included in the above amounts	14	15